Debt - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended		9 Months Ended		12 Months Ended				12 Months Ended			1 Months Ended			12 Months Ended					12 Months Ended		12 Months Ended							1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended		1 Months Ended
	Apr. 25, 2013	Jun. 25, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012 BasisPoint	Dec. 31, 2010	May 31, 2012 BasisPoint	Dec. 31, 2011	Dec. 31, 2012 Revolving Credit Facility [Member]	Dec. 31, 2012 Term Loan Facility [Member]	Dec. 31, 2012 Accounts Receivable Facility [Member]	Dec. 16, 2010 Affinia India Private Limited Acquisition [Member]	Dec. 16, 2010 NAPD Acquisition [Member]	May 31, 2012 ABL Revolver [Member]	Dec. 31, 2012 ABL Revolver [Member]	Dec. 31, 2010 ABL Revolver [Member]	Jun. 30, 2012 ABL Revolver [Member]	May 22, 2012 ABL Revolver [Member]	Nov. 30, 2010 ABL Revolver [Member]	Dec. 31, 2012 ABL Revolver [Member] Minimum [Member]	Nov. 30, 2010 ABL Revolver [Member] Minimum [Member]	Dec. 31, 2012 ABL Revolver [Member] Maximum [Member]	Nov. 30, 2010 ABL Revolver [Member] Maximum [Member]	Dec. 31, 2012 U.S. domestic borrowers [Member]	May 22, 2012 U.S. domestic borrowers [Member]	Dec. 31, 2012 Canadian borrower [Member]	May 22, 2012 Canadian borrower [Member]	Dec. 31, 2012 ABL Revolver [Member]	Jun. 25, 2012 Secured Notes [Member]	Aug. 13, 2009 Secured Notes [Member]	Jun. 30, 2012 Secured Notes [Member]	Jun. 30, 2012 Secured Notes [Member]	Dec. 31, 2010 Secured Notes [Member]	Dec. 31, 2012 Secured Notes [Member]	Jun. 30, 2009 Senior Subordinated Notes [Member]	Nov. 30, 2004 Senior Subordinated Notes [Member]	Dec. 31, 2010 Senior Subordinated Notes [Member]	Dec. 31, 2010 Subordinated Debt [Member]	Dec. 09, 2010 9% Senior subordinated notes, due November 2014 [Member]	Dec. 31, 2012 9% Senior subordinated notes, due November 2014 [Member]
Debt [Line Items]
Debt maturity									Nov. 30, 2010	Nov. 30, 2011	Nov. 30, 2009			May 22, 2017	Nov. 30, 2015
Repayment amount of secured notes	$ 180.0		$ 195.0	$ 23.0	$ 23.0	$ 23.0																							$ 22.5		$ 22.5	$ 22.5	$ 22.5
Debt instrument redemption rate		103.00%				103.00%																							103.00%				103.00%
Additional notes issue			667																																		100		100
Senior notes, percentage																																							9.00%
Long-term Debt			938		569			698																															367	367
Business acquisition cost												24	52
Business acquisition interest												50.00%
Borrowings					315																			300	300	15	15
Sub-limit for letters of credit																								40	40
Swingline facility																								30	30
Revolving credit facility not to exceed																										25	25
Percentage of borrowing base																		10.00%
Total borrowing base																		20.0
Maintain fixed charge coverage ratio																		1.00
Fixed charge coverage ratio															1.71
irrevocable notice of redemption issuance date					Jun. 25, 2012
Line of credit facility period															4 years
Unsecured indebtedness																			100		100		300
Pricing spread base points					150		75
Maturity date description														From November 30, 2015 to May 22, 2017	From August 13, 2013 to November 30, 2015
Debt outstanding					103																									225				179		300
Weighted average interest rate																												2.40%
Outstanding letter of credit															11
Borrowing base reserves															2
Unused commitment fee, percentage															0.25%
Step down credit facility, percentage															0.375%
Percentage of commitment fee																				25.00%		50.00%
Administration fees and fronting fees, percentage															0.125%
Percentage of fee payable increase															2.00%
Line of credit facility borrowing base															22.5
Line of credit facility borrowing base, percentage															12.50%
Percentage of secured notes offered																														98.799%
Proceeds from secured notes																														222
Discount on secured notes																														3
Debt instrument maturity year																														2016						2014
Accrued interest rate																														10.75%						9.00%
Purchased in open market																																			33
Pre-tax gain on extinguishment of debt																																			8
Write-off interest expense for unamortized deferred financing costs associated with the redemption of Secured Notes																																1	1
Total deferred financing cost			$ 15		$ 1											$ 5	$ 1
Interest expenses charged on unamortized deferred financing, period																5 years																	4 years					2 years